SCHEDULE OF DERIVATIVE LIABILITIES (Details) (Parenthetical) - shares	Sep. 30, 2024	Jan. 05, 2024	Dec. 31, 2023
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		2,750,001
Platinum Point Capital, LLC [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	25,000		25,000